Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Schedule of Borrowings

The borrowings consisted of the following:

	As of
	June 30, 2026	December 31, 2025
Term loan I	$-	$14,446
Term loan II	165,399	174,243
Less borrowings – current	(15,828)	(28,909)
Borrowings – non-current	$149,571	$159,780

Schedule of Annual Maturities

The annual maturities of the principal amount of term loan as of June 30, 2026 are as follows:

Annual Maturities
2027	$15,828
2028	16,376
2029	16,973
2030	17,577
2031	18,202
Thereafter	80,443
Total	$165,399